Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2024	2025
Interest on long-term debt	1,173,219	—
Administrative expenses	163,377	165,409
Vessel operating and voyage expenses	3,585,991	4,277,733

Total	4,922,587	4,443,142